Deferred revenue (Details) $ in Thousands	9 Months Ended
May 31, 2024 USD ($)
Deferred Revenue
Deferred revenue, beginning	$ 1,727
Drawdown	2,500
Accretion of deferred revenue	360
Revenue recognized	(2,090)
Deferred revenue, ending	$ 2,497